CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Jun. 30, 2011
CURRENT ASSETS
Cash	$ 2,366,718	$ 26,266,687
Restricted cash	9,668,000	8,320,500
Accounts receivable, trade, net	12,017,231	8,489,272
Notes receivable, trade	14,176,800
Notes receivable, mine acquisition	9,155,520
Other receivables	1,412,008	232,126
Loans receivable	9,849,937	16,764,390
Refundable deposit	4,752,000
Inventories	2,382,444	3,010,926
Advances to suppliers	12,267,806	8,994,833
Advances to suppliers - related parties		575,700
Prepaid expenses	633,313
Total current assets	78,681,777	72,654,434
PLANT AND EQUIPMENT, net	16,211,984	17,157,542
CONSTRUCTION IN PROGRESS	39,379,553	23,204,544
OTHER ASSETS
Prepayments	36,071,853	42,661,993
Intangible assets, net	31,635,487	31,328,852
Long-term investments	2,825,730	2,753,660
Other assets	110,880	108,290
Total other assets	70,643,950	76,852,795
Total assets	204,917,264	189,869,315
CURRENT LIABILITIES
Short term loans - banks	26,294,400	4,950,400
Accounts payable, trade	4,023	144,147
Notes payable	4,752,000
Other payables and accrued liabilities	802,028	1,271,585
Other payables - related parties	156,227	455,768
Acquisition payable	4,593,600	154,700
Customer deposits	138,457	127,965
Taxes payable	1,522,062	2,856,671
Total current liabilities	38,262,797	9,961,236
LONG TERM LIABILITIES
Long term loans	36,432,000	55,692,000
Warrants liability	716,648	5,569,047
Total long term liabilities	37,148,648	61,261,047
Total liabilities	75,411,445	71,222,283
COMMITMENTS AND CONTINGENCIES
EQUITY
Common shares, $0.001 par value, 100,000,000 authorized, 21,121,372 and 21,090,948 issued and outstanding as of June 30, 2012 and June 30, 2011, respectively	21,121	21,091
Additional paid-in capital	3,592,053	3,442,083
Statutory reserves	3,689,941	3,403,793
Retained earnings	110,257,132	98,004,993
Accumulated other comprehensive income	7,613,972	5,111,872
Total SinoCoking Coal and Coke Chemicals Industries, Inc.'s equity	125,174,219	109,983,832
NONCONTROLLING INTERESTS	4,331,600	8,663,200
Total equity	129,505,819	118,647,032
Total liabilities and equity	$ 204,917,264	$ 189,869,315